PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure of other assets [text block]
Thousands

of U.S. dollars
2020 2021
Other non

-current receivables
5,972 6,828
Non-current

guarantees

and deposits
(*)

32,220 28,779
Total

non-current
38,192 35,607
Current guarantees

and deposits

1,158 744
Total

current
1,158 744
Total 39,350 36,351
(*)

"Non-current

guarantees

and deposits"

as of

December

31,

2020

and

2021

comprise

any

cash

deposit
made in connection

with any judicial

or administrative

proceeding against

a member of

the Group.
12)

OTHER

FINANCIAL

ASSETS
Details of

other financial assets

at December 31,

2020 and 2021

are as follow:

Parent Member
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure of other assets [text block]
ATENTO

S.A.

CONDENSED STATEMENTS

OF FINANCIAL POSITION

As of December 31, 2020 and 2021
(In thousands of U.S. dollars, unless

otherwise

indicated)

December 31,
ASSETS 2020 2021
NON - CURRENT ASSETS
Investments 616,634

551,823

Other receivables from group companies 4,853

8,676

TOTAL NON

-CURRENT

ASSETS
621,487

560,499

CURRENT ASSETS
Other receivables from group companies 6,523

6,996

Other taxes recoverable 1,161

198

Cash and Cash equivalents 1,520

799

TOTAL CURRENT ASSETS
9,204

7,993

TOTAL ASSETS 630,691

568,492

Disclosure Of Other Liabilities [text block]
ATENTO

S.A.
CONDENSED STATEMENTS

OF FINANCIAL POSITION

As of December 31, 2020 and 2021
(In thousands of U.S. dollars, unless

otherwise

indicated)

December 31,
LIABILITIES 2020 2021
CURRENT LIABILITIES
Other payables to group companies 21,087 16,297
Other taxes payables 1,701 336
Provisions 487 2,474
TOTAL CURRENT LIABILITIES 23,275 19,107
NON-CURRENT LIABILITIES
Non-trade payables

1,706 2,540
TOTAL NON

-CURRENT
LIABILITIES
1,706 2,540
TOTAL LIABILITIES 24,981 21,647
NET ASSETS 605,711 546,847
EQUITY
Share capital 49 49
Net Investment Share premium 543,848 546,747
Treasury shares

(12,312) (12,911)
Retained earnings 17,433 16,958
Translation differences 41,310 (21,340)
Stock-based compensation 15,383 17,344
TOTAL EQUITY 605,711 546,847

Disclosure Of Profit Loss From Operating Activities [text block]
ATENTO

S.A.

CONDENSED

STATEMENTS

OF (LOSS)/PROFIT
For the years

ended December

31, 2019,

2020 and

2021
(In thousands

of U.S. dollars,

unless otherwise

indicated)
For the years

ended December

31,
2019 2020 2021
Operating

loss
(1,933) (656) (612)
Net finance

expense
(53) 878 (508)
(LOSS)/PROFIT
BEFORE INCOME
TAX
(1,986) 222 (1,120)
Income tax

expense

- - -
(LOSS)/PROFIT

FOR
THE YEAR

(1,986) 222 (1,120)

Disclosure Of Other Operating Income Expense Explanatory
ATENTO

S.A.

CONDENSED

STATEMENTS

OF COMPREHENSIVE

(LOSS)/INCOME
For the years

ended December

31, 2019,

2020 and

2021
(In thousands

of U.S. dollars,

unless otherwise

indicated)

For the years

ended December

31,
2019 2020 2021
(Loss)/Profit

for the

year
(1,986) 222 (1,120)
Other comprehensive

income to be

reclassified
to profit and

loss in

subsequent

periods:
Translation

differences

(9,798) 42,931 (21,339)
Other comprehensive

(loss)/income
(9,798) 42,931 (21,339)
Total

comprehensive

(loss)/income
(11,784) 43,153 (22,459)

Disclosure Of Cash Flow Statement [text block]
ATENTO

S.A.

CONDENSED

STATEMENTS

OF CASH FLOWS
For the years

ended December

31, 2019,

2020 and

2021
(In thousands

of U.S. dollars,

unless otherwise

indicated)

For the years

ended December

31,
2019 2020 2021
Operating

activities
Profit/(loss)

before

income tax
(1,986) 222 (1,120)
Adjustments

to reconcile

profit/(loss)

before tax

to net cash flows:
Changes in

trade provisions

-

-

18
Share-based

payment expense

-

716 746
Finance

income
(88) (90) (93)
Finance

costs
204 196 92
Net foreign exchange

differences
(63) (984) 509
53 (162) 1,272
Changes in

working capital:
Changes in

trade and

other receivables
328 (2,704) (922)
Changes in

trade and

other payables
3,284 1,964 546
Other payables 1,601 3,384 (229)
5,213 2,644 (605)
Interest paid

-

-

11
Interest received

-

-

345

-

-

356
Net cash

flows

from operating

activities
3,280 2,704 (97)
Financing activities
Acquisition

of treasury shares
(11,141) (1,328) (507)
Proceeds from

borrowing

from group companies
6,378

-

-

Net cash

flows

provided by/(used

in) financing activities
(4,763) (1,328) (507)
Net (decrease)/increase

in cash and

cash equivalents
(1,483) 1,376 (604)
Effect of exchange

rate changes

on cash
14 31 (117)
Cash and

cash equivalents

at beginning

of year
1,582 113 1,520
Cash and

cash equivalents

at end

of year
113 1,520 799

Parent Member | IFRS [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Other Liabilities [text block]
IFRS Equity

reconciliation

For the year

ended December

31,
2020 2021
Parent shareholders’

equity
605,710 546,845
Additional equity

if subsidiaries

had been accounted

for using the equity

method
(486,034) (559,720)
Consolidated

IFRS shareholders’

equity
119,676 (12,875)

Disclosure Of Profit Loss From Operating Activities [text block]
Reconciliation

(in thousands of U.S. dollars)
IFRS loss

reconciliation

For the year

ended December

31,
2019 2020 2021
Company IFRS

profit/(loss)

for the

year
(1,986) 221 (1,120)
Additional loss

if subsidiaries

had been accounted

for using the

equity method
(79,320) (47,102) (91,830)
Consolidated

IFRS loss

for the

year
(81,306) (46,881) (92,950)